Semiannual Report - Financial Statements


T. Rowe Price

Retirement
Income Fund

November 30, 2002


T. Rowe Price Retirement Income Fund
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Unaudited

Financial Highlights              For a share outstanding throughout the period
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                                                              9/30/02
                                                              Through
                                                             11/30/02
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NET ASSET VALUE
Beginning of period                                        $    10.00

Investment activities

  Net investment income (loss)                                   0.03

  Net realized and unrealized gain (loss)                        0.55

  Total from investment activities                               0.58

Distributions

  Net investment income                                         (0.03)

NET ASSET VALUE

End of period                                              $    10.55
                                                           ----------

Ratios/Supplemental Data

Total return^                                                    6.03%

Ratio of total expenses to

average net assets                                               0.00%*

Ratio of net investment

income (loss) to average

net assets                                                     2.99%!

Portfolio turnover rate                                        27.6%!

Net assets, end of period

(in thousands)                                             $    1,308
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^    Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

* See Note 4. The annualized weighted average expense ratio of the underlying funds was 0.55% for the period ended November 30, 2002.

!    Annualized

The accompanying notes are an integral part of these financial statements.
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T. Rowe Price Retirement Income Fund
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Unaudited                                                     November 30, 2002


Statement of
Net Assets                   Percent of
In thousands                 Net Assets             Shares                Value
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  T. Rowe Price
  Short-Term
  Bond Fund                        29.3%            80,485      $           383

  T. Rowe Price
  Equity Index 500 Fund            26.7             13,826                  349

  T. Rowe Price
  New Income Fund                  22.0             32,908                  288

  T. Rowe Price
  High Yield Fund                   7.6             15,739                   99

  T. Rowe Price
  International Stock Fund          6.2              8,610                   81

  T. Rowe Price
  Small-Cap Stock Fund              4.1              2,410                   54

  T. Rowe Price
  Mid-Cap Growth Fund *             4.1              1,660                   54


Total Investments

100.0% of Net Assets (Cost $1275)                               $         1,308

Other Assets Less Liabilities                                              --

NET ASSETS                                                      $         1,308
                                                                ---------------

Net Assets Consist of:

Net unrealized gain (loss)                                      $            33

Paid-in-capital applicable
to 124,082 shares of $0.0001
par value capital stock
outstanding;1,000,000,000
shares of the Corporation
authorized                                                                1,275

NET ASSETS                                                      $         1,308
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         10.55
                                                                ---------------




*    Non-income producing


The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Operations
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In thousands

                                                              9/30/02
                                                              Through
                                                             11/30/02
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Investment Income
Income distributions from underlying funds                 $        3

Realized and Unrealized Gain (Loss)
Net realized gain (loss)                                         --

Change in net unrealized gain (loss)                               33

Net realized and unrealized gain (loss)                            33

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                     $       36
                                                           ----------

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The accompanying notes are an integral part of these financial statements.
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T. Rowe Price Retirement Income Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
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In thousands

                                                              9/30/02
                                                              Through
                                                             11/30/02
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Increase (Decrease) in Net Assets
Operations
  Net investment income                                    $        3

  Net realized gain (loss)                                         --

  Change in net unrealized gain (loss)                             33

  Increase (decrease) in net assets from operations                36

Distributions to shareholders

  Net investment income                                            (3)

Capital share transactions *

  Shares sold                                                   1,326

  Distributions reinvested                                          3

  Shares redeemed                                                 (54)

  Increase (decrease) in net assets from capital

  share transactions                                            1,275

  Net Assets

Increase (decrease) during period                               1,308

Beginning of period                                              --
End of period                                              $    1,308

*Share information

  Shares sold                                                     129

  Distributions reinvested                                       --

  Shares redeemed                                                  (5)

  Increase (decrease) in shares outstanding                       124

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The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Retirement Income Fund
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Unaudited                                                     November 30, 2002


Notes to Financial Statements

     T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. T. Rowe Price Retirement Income Fund (the fund) is one of five portfolios established by the corporation and commenced operations on September 30, 2002. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests its assets in a selection of underlying T. Rowe Price mutual funds (underlying Price funds) to achieve a diversified portfolio of stocks and bonds.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Valuation Investments in the underlying Price funds are valued at the closing net asset value per share of each underlying fund on the day of valuation. Distributions Income and gain distributions from the underlying Price funds and distributions to the fund's shareholders are recorded on the ex-dividend date. Other Income is recorded on the accrual basis. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis.


NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

     Purchases and sales of the underlying Price funds during the period ended November 30, 2002, aggregated $1,322,000 and $47,000, respectively.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2002.

     At November 30, 2002, the cost of investments for federal income tax purposes was $1,275,000. Net unrealized gain aggregated $33,000 at period-end, all of which related to appreciated investments.


NOTE 4 - RELATED PARTIES

     T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the domestic underlying Price funds.
     T. Rowe Price International, Inc. (Price International), wholly owned by Price Associates, is the investment manager for the international underlying Price funds. Price Associates and its wholly owned subsidiaries provide transfer and dividend disbursing agent, accounting, shareholder servicing, administrative, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

     The fund pays no management fees; however, Price Associates and Price International receive management fees for managing the underlying Price funds. The fund recognizes no expenses, pursuant to the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the fund operates at a zero expense ratio. However, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

     The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At November 30, 2002, the fund held less than 25% of the outstanding shares of any underlying Price fund.


T. Rowe Price Retirement Income Fund
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T. Rowe Price Mutual Funds

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010
Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money
Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price, Invest With Confindence (registered trademark)


T. Rowe Price Investment Services, Inc. 100 East Pratt Street
Baltimore, MD 21202

         F145-051  11/30/02